Stockholders' Deficit - Schedule Of Reserved Shares Of Common Stock for Future Issuance (Details) - Hippo Enterprises Inc And Subsidiaries [Member] - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	68,022,069	68,966,088
Convertible preferred stock
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	43,985,178	43,985,178	36,035,688
Warrants to purchase preferred stock
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,494,116	2,494,116	2,494,116
Warrants to purchase common stock
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	9,476,102	9,476,102	9,476,102
Common stock options outstanding
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	9,449,400	10,382,771	8,003,108
Shares Available For Future Grants Of Equity Awards [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	2,617,273	2,627,921	2,324,117
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance		68,966,088	58,333,131